Earnings Per Share (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	24,000	21,000
Share price	$ 33.00	$ 22.09	$ 19.17
Common Stock, Dividend Rate, Percentage	50.00%